Cover	12 Months Ended
Aug. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Aug. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Bright Scholar Education Holdings Limited
Entity Central Index Key	0001696355
Entity File Number	001-38077
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--08-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	SUITES 6-7 THE TURVILL BUILDING OLD SWISS
Entity Address, Address Line Two	149 CHERRY HINTON ROAD
Entity Address, City or Town	CAMBRIDGE
Entity Address, Country	GB
Entity Address, Postal Zip Code	CB1 7BX
American depositary shares, each representing four Class A ordinary share, par value US$0.00001 per share
Entity Listings [Line Items]
Title of 12(b) Security	American depositary shares, each representing four Class A ordinary share, par value US$0.00001 per share
Trading Symbol	BEDU
Security Exchange Name	NYSE
Class A ordinary shares, par value US$0.00001 per share
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.00001 per share
Not for trading, but only in connection with the listing on the New York Stock Exchange of American depositary shares
Entity Listings [Line Items]
Title of 12(b) Security	Not for trading, but only in connection with the listing on the New York Stock Exchange of American depositary shares
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	31,314,817
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	87,590,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Mr. Ruolei Niu
Contact Personnel Email Address	robertniu@brightscholar.com
Entity Address, Address Line One	Suites 6-7 The Turvill Building Old Swiss
Entity Address, Address Line Two	149 Cherry Hinton Road
Entity Address, City or Town	Cambridge
Entity Address, Country	GB
Entity Address, Postal Zip Code	CB1 7BX
Entity Phone Fax Numbers [Line Items]
City Area Code	+44
Local Phone Number	12-2334-1303